UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10071
                                                     ---------

                        Oppenheimer Emerging Growth Fund
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                      Date of reporting period: 07/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                     SHARES         VALUE
                                                   ---------   --------------
COMMON STOCKS--94.9%
CONSUMER DISCRETIONARY--7.3%
DISTRIBUTORS--1.1%
LKQ Corp.(1)                                          81,640   $    1,673,620
DIVERSIFIED CONSUMER SERVICES--3.3%
American Public Education, Inc.(1)                    46,366        2,106,407
New Oriental Education & Technology Group, Inc.,
Sponsored ADR(1)                                      22,110        1,547,700
Strayer Education, Inc.                                6,680        1,487,636
                                                               --------------
                                                                    5,141,743
                                                               --------------
MEDIA--0.8%
VisionChina Media, Inc., ADR(1)                       46,380        1,161,355
SPECIALTY RETAIL--0.5%
Aeropostale, Inc.(1)                                  22,100          712,725
TEXTILES, APPAREL & LUXURY GOODS--1.6%
Deckers Outdoor Corp.(1)                              14,790        1,671,418
Warnaco Group, Inc. (The)(1)                          18,500          776,075
                                                               --------------
                                                                    2,447,493
                                                               --------------
CONSUMER STAPLES--3.0%
BEVERAGES--1.7%
Central European Distribution Corp.(1)                35,172        2,566,149
FOOD & STAPLES RETAILING--0.5%
Ruddick Corp.                                         24,600          761,616
FOOD PRODUCTS--0.8%
Flowers Foods, Inc.                                   41,700        1,253,919
ENERGY--10.0%
ENERGY EQUIPMENT & SERVICES--5.4%
Atwood Oceanics, Inc.(1)                              34,240        1,571,958
Core Laboratories NV                                  13,950        1,808,060
Hornbeck Offshore Services, Inc.(1)                   34,530        1,539,347
IHS, Inc., Cl. A(1)                                   30,720        1,911,706
Willbros Group, Inc.(1)                               39,640        1,489,671
                                                               --------------
                                                                    8,320,742
                                                               --------------
OIL, GAS & CONSUMABLE FUELS--4.6%
Arena Resources, Inc.(1)                              50,700        2,074,137
Berry Petroleum Co., Cl. A                            31,400        1,351,456
Carrizo Oil & Gas, Inc.(1)                            42,360        2,132,402
Patriot Coal Corp.(1)                                 11,650        1,469,648
                                                               --------------
                                                                    7,027,643
                                                               --------------
FINANCIALS--4.5%
CAPITAL MARKETS--1.7%
Greenhill & Co., Inc.                                 16,570        1,017,895
Waddell & Reed Financial, Inc., Cl. A                 46,770        1,562,118
                                                               --------------
                                                                    2,580,013
                                                               --------------
COMMERCIAL BANKS--0.7%
Signature Bank(1)                                     35,280        1,038,290


                      1 | OPPENHEIMER EMERGING GROWTH FUND

OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                     SHARES         VALUE
                                                   ---------   --------------
DIVERSIFIED FINANCIAL SERVICES--0.4%
MSCI, Inc., Cl. A(1)                                  19,460   $      578,935
INSURANCE--0.4%
eHealth, Inc.(1)                                      41,440          601,709
REAL ESTATE INVESTMENT TRUSTS--0.8%
Digital Realty Trust, Inc.                            29,340        1,258,979
THRIFTS & MORTGAGE FINANCE--0.5%
Dime Community Bancshares, Inc.                       45,510          761,382
HEALTH CARE--21.3%
BIOTECHNOLOGY--4.4%
Alexion Pharmaceuticals, Inc.(1)                      26,720        2,505,000
BioMarin Pharmaceutical, Inc.(1)                      64,290        2,092,640
Genomic Health, Inc.(1)                               56,830        1,224,118
Martek Biosciences Corp.(1)                           23,100          868,791
                                                               --------------
                                                                    6,690,549
                                                               --------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.3%
ABIOMED, Inc.(1)                                      61,740        1,094,650
Haemonetics Corp.(1)                                  15,000          870,900
IDEXX Laboratories, Inc.(1)                           34,270        1,833,445
NuVasive, Inc.(1)                                     49,100        2,757,947
Wright Medical Group, Inc.(1)                         51,360        1,617,326
                                                               --------------
                                                                    8,174,268
                                                               --------------
HEALTH CARE PROVIDERS & SERVICES--5.9%
Amedisys, Inc.(1)                                     30,970        1,985,796
athenahealth, Inc.(1)                                 37,790        1,141,258
Bio-Reference Laboratories, Inc.(1)                   30,930          799,850
Community Health Systems, Inc.(1)                     35,870        1,182,993
Genoptix, Inc.(1)                                     59,800        1,743,170
HMS Holdings Corp.(1)                                 60,430        1,503,498
Pediatrix Medical Group, Inc.(1)                      14,400          700,560
                                                               --------------
                                                                    9,057,125
                                                               --------------
HEALTH CARE TECHNOLOGY--0.6%
Phase Forward, Inc.(1)                                50,810          934,904
LIFE SCIENCES TOOLS & SERVICES--4.6%
Covance, Inc.(1)                                      14,800        1,358,640
ICON plc, Sponsored ADR(1)                            37,800        3,036,852
Illumina, Inc.(1)                                     29,031        2,706,850
                                                               --------------
                                                                    7,102,342
                                                               --------------
PHARMACEUTICALS--0.5%
Xenoport, Inc.(1)                                     14,850          680,427
INDUSTRIALS--21.4%
AEROSPACE & DEFENSE--1.7%
Orbital Sciences Corp.(1)                             59,210        1,480,842
Stanley, Inc.(1)                                      35,700        1,114,911
                                                               --------------
                                                                    2,595,753
                                                               --------------


                      2 | OPPENHEIMER EMERGING GROWTH FUND

OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                     SHARES         VALUE
                                                   ---------   --------------
COMMERCIAL SERVICES & SUPPLIES--10.1%
American Ecology Corp.                                42,100   $    1,326,571
Clean Harbors, Inc.(1)                                35,890        2,800,856
Corrections Corp. of America(1)                       54,540        1,528,756
EnergySolutions, Inc.                                 60,100        1,232,651
FTI Consulting, Inc.(1)                               25,460        1,811,734
Geo Group, Inc. (The)(1)                              53,420        1,284,217
Metalico, Inc.(1)                                     83,050        1,278,970
Stericycle, Inc.(1)                                   37,150        2,219,713
Team, Inc.(1)                                         33,020        1,205,560
Watson Wyatt & Co. Holdings                           13,820          800,731
                                                               --------------
                                                                   15,489,759
                                                               --------------
CONSTRUCTION & ENGINEERING--2.1%
Aecom Technology Corp.(1)                             49,520        1,409,834
Quanta Services, Inc.(1)                              60,740        1,875,651
                                                               --------------
                                                                    3,285,485
                                                               --------------
ELECTRICAL EQUIPMENT--0.3%
JA Solar Holdings Co. Ltd., ADS(1)                    34,740          527,006
MACHINERY--6.3%
Bucyrus International, Inc., Cl. A                    35,740        2,502,157
Chart Industries, Inc.(1)                             31,250        1,653,750
Colfax Corp.(1)                                        6,410          174,929
Kaydon Corp.                                          24,130        1,144,245
RBC Bearings, Inc.(1)                                 40,780        1,356,751
Titan International, Inc.                             26,790        1,237,966
Titan Machinery, Inc.(1)                              55,400        1,519,068
                                                               --------------
                                                                    9,588,866
                                                               --------------
TRANSPORTATION INFRASTRUCTURE--0.9%
Aegean Marine Petroleum Network, Inc.                 39,400        1,426,280
INFORMATION TECHNOLOGY--23.3%
COMMUNICATIONS EQUIPMENT--2.0%
F5 Networks, Inc.(1)                                  69,200        2,017,180
Neutral Tandem, Inc.(1)                               58,340        1,008,115
                                                               --------------
                                                                    3,025,295
                                                               --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.8%
DTS, Inc.(1)                                          26,100          746,199
FLIR Systems, Inc.(1)                                 51,450        2,096,073
                                                               --------------
                                                                    2,842,272
                                                               --------------
INTERNET SOFTWARE & SERVICES--5.6%
Ariba, Inc.(1)                                        86,150        1,413,722
comScore, Inc.(1)                                     48,100          917,748
Equinix, Inc.(1)                                      23,300        1,895,688
Mercadolibre, Inc.(1)                                 31,700        1,136,445
VistaPrint Ltd.(1)                                    52,280        1,347,256


                      3 | OPPENHEIMER EMERGING GROWTH FUND

OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                     SHARES         VALUE
                                                   ---------   --------------
INTERNET SOFTWARE & SERVICES CONTINUED
Vocus, Inc.(1)                                        52,100   $    1,854,239
                                                               --------------
                                                                    8,565,098
                                                               --------------
IT SERVICES--0.7%
Syntel, Inc.                                          35,090        1,156,216
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.1%
Atheros Communications, Inc.(1)                       50,150        1,554,650
Cavium Networks, Inc.(1)                             104,430        1,676,102
Microsemi Corp.(1)                                    66,270        1,720,369
Monolithic Power Systems, Inc.(1)                     64,810        1,409,618
Netlogic Microsystems, Inc.(1)                        45,460        1,455,175
                                                               --------------
                                                                    7,815,914
                                                               --------------
SOFTWARE--8.1%
Advent Software, Inc.(1)                              42,380        1,845,225
Ansys, Inc.(1)                                        42,083        1,930,768
Aspen Technology, Inc.(1)                             80,300        1,067,990
Blackboard, Inc.(1)                                   20,300          811,188
Concur Technologies, Inc.(1)                          54,920        2,263,802
Nuance Communications, Inc.(1)                        98,160        1,523,443
Solera Holdings, Inc.(1)                              64,440        1,868,116
Ultimate Software Group, Inc. (The)(1)                42,000        1,101,660
                                                               --------------
                                                                   12,412,192
                                                               --------------
MATERIALS--2.4%
CHEMICALS--1.7%
Intrepid Potash, Inc.(1)                              24,980        1,381,394
Rockwood Holdings, Inc.(1)                            32,800        1,251,320
                                                               --------------
                                                                    2,632,714
                                                               --------------
METALS & MINING--0.7%
Compass Minerals International, Inc.                  14,280        1,079,567
TELECOMMUNICATION SERVICES--1.7%
WIRELESS TELECOMMUNICATION SERVICES--1.7%
SBA Communications Corp.(1)                           70,490        2,670,866
                                                               --------------
Total Common Stocks (Cost $120,034,259)                           145,639,211
                                                               --------------
INVESTMENT COMPANY--6.1%
Oppenheimer Institutional Money Market Fund,
   Cl. E,
2.67% (2, 3) (Cost $9,401,199)                     9,401,199        9,401,199
Total Investments, at Value (Cost $129,435,458)        101.0%     155,040,410
Liabilities in Excess of Other Assets                   (1.0)      (1,501,655)
                                                   ---------   --------------
NET ASSETS                                             100.0%  $  153,538,755
                                                   =========   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Non-income producing security.


                      4 | OPPENHEIMER EMERGING GROWTH FUND

OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES           GROSS       GROSS         SHARES
                                                     OCTOBER 31, 2007    ADDITIONS   REDUCTIONS   JULY 31, 2008
                                                     ----------------   ----------   ----------   -------------
Oppenheimer Institutional Money Market Fund, Cl. E       6,861,094      70,032,289   67,492,184     9,401,199

                                                                  DIVIDEND
                                                        VALUE      INCOME
                                                     ----------   --------
Oppenheimer Institutional Money Market Fund, Cl. E   $9,401,199   $196,355

3. Rate shown is the 7-day yield as of July 31, 2008.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market


                      5 | OPPENHEIMER EMERGING GROWTH FUND

OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $130,736,589
                                 ============
Gross unrealized appreciation    $ 27,114,298
Gross unrealized depreciation      (2,810,477)
                                 ------------
Net unrealized appreciation      $ 24,303,821
                                 ============


                      6 | OPPENHEIMER EMERGING GROWTH FUND



ITEM 2. CONTROLS AND PROCEDURES.


     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Emerging Growth Fund


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/12/2008


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 09/12/2008